Revenues (Narrative) (Details) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023 customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Approved bonus | $			$ 28	$ 31
Number of REPS		100	100
Number of largest customers		2	2
Payment term		35 days	35 days
REP Subsidiary One [Member] | Customers [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	25.00%	28.00%	26.00%	25.00%	25.00%
REP Subsidiary Two [Member] | Customers [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	22.00%	25.00%	24.00%	23.00%	18.00%